Segment reporting (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of segment reporting [Line Items]
Segment revenue	₨ 24,319,542	$ 330,857	₨ 22,952,067	₨ 21,546,885
Allocated segment expenses	(18,004,434)		(17,618,165)	(17,406,595)
Segment operating income / (loss)	6,315,108		5,333,902	4,140,290
Unallocated expenses:
Selling, general and administrative expenses	(1,244,856)		(1,260,308)	(1,070,249)
Depreciation and amortization	(2,835,632)	(38,578)	(2,290,777)	(1,533,912)
Other income / (expense), net	155,993	2,122	97,155	217,216
Finance income	172,319	2,344	193,877	46,314
Finance expenses	(962,656)	(13,097)	(1,054,133)	(728,344)
Profit before income taxes	1,600,276	21,769	1,019,716	1,071,315
Income tax (expense) / benefit	(68,414)	(931)	(314,339)	(2,612)
Profit / (loss) for the year	1,531,862	$ 20,838	705,377	1,068,703
Telecom services [member]
Disclosure of segment reporting [Line Items]
Segment revenue	11,760,182		12,676,990	11,601,041
Allocated segment expenses	(8,317,800)		(9,493,900)	(8,991,908)
Segment operating income / (loss)	3,442,382		3,183,090	2,609,133
Data center services [Member]
Disclosure of segment reporting [Line Items]
Segment revenue	5,540,937		3,823,690	3,144,900
Allocated segment expenses	(2,846,826)		(2,076,043)	(2,015,123)
Segment operating income / (loss)	2,694,111		1,747,647	1,129,777
Cloud and managed services [Member]
Disclosure of segment reporting [Line Items]
Segment revenue	1,947,038		1,594,335	1,474,099
Allocated segment expenses	(1,650,154)		(1,550,412)	(1,227,540)
Segment operating income / (loss)	296,884		43,923	246,559
Technology integration services [Member]
Disclosure of segment reporting [Line Items]
Segment revenue	3,610,407		3,037,861	3,486,942
Allocated segment expenses	(3,445,222)		(2,854,222)	(3,241,351)
Segment operating income / (loss)	165,185		183,639	245,591
Applications integration services [Member]
Disclosure of segment reporting [Line Items]
Segment revenue	1,460,978		1,819,191	1,839,903
Allocated segment expenses	(1,744,432)		(1,643,588)	(1,930,673)
Segment operating income / (loss)	(283,454)		175,603	(90,770)
Total Segments [Member]
Disclosure of segment reporting [Line Items]
Segment revenue	12,559,360		10,275,077	9,945,844
Allocated segment expenses	(9,686,634)		(8,124,265)	(8,414,687)
Segment operating income / (loss)	₨ 2,872,726		₨ 2,150,812	₨ 1,531,157